                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2001

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Coatue Management, LLC
Address: 126 East 56th Street
         New York, New York 10022

Form 13F File Number: 28-06391

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Phillipe P. Laffont
Title:   Investment Manager
Phone:   (212) 715-5100

Signature, Place, and Date of Signing:

         /s/Phillipe Laffont     New York, N.Y.        8/1/01
         _______________________ _____________________ _________
              [Signature]           [City, State]        [Date]

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]
































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          None

Form 13F Information Table Entry Total:     78

Form 13F Information Table Value Total:     $150,422
                                            [in thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]
























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

                                                   Form 13F INFORMATION TABLE
                                                          June 29, 2001
   COLUMN 1        COLUMN 2      COLUMN 3      COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7      COLUMN 8
   ---------       --------      --------      --------       --------         ---------   --------      --------

                    TITLE        CUSIP         MARKET    SHRS OR  SH/  PUT/  INVESTMENTS   OTHER      VOTING AUTHORITY
NAME OF ISSUER     OF CLASS      NUMBER        VALUE     PRN AMT  PRN  CALL  DISCRETION    MANAGERS  SOLE  SHARED  NONE
--------------     --------      ------        ------    -------  ---  ----  -----------   --------  ----  ------  ----

360NETWORKS        Subordinated
                   Shares        88575T205       97986   466600    SH         Sole         None      Sole
ACCELR8 TECHNOLOGY
  CORP (NEW)       Common        004304200       15620    11000    SH         Sole         None      Sole
ADVA AG  NPV       Ordinary      5653487         74128    16625    SH         Sole         None      Sole
AGERE SYS INC      Class A       00845V100     8549760  1171200    SH         Sole         None      Sole
AKAMAI TECHNOLOGIES
  INC              Common        00971T101      846853    92300    SH         Sole         None      Sole
APPLIED MICRO
  CIRCUITS CORP    Common        03822W109     1733485   100784    SH         Sole         None      Sole
AT&T CORP          Common        001957109    10164000   462000    SH         Sole         None      Sole
AVANEX CORP        Common        05348W109     1649000   170000    SH         Sole         None      Sole
BIDCOM INTERNATIONAL
  INC              Common        088788104        3600    10000    SH         Sole         None      Sole
BOOKS A MILLION
  INC              Common        098570104       30250    11000    SH         Sole         None      Sole
BUSINESS OBJECTS,
  S.A.             ADR           12328X107     1475000    62500    SH         Sole         None      Sole
CALL/ARBA(IRUGU)
  @ 7.5
   EXP07/21/2001   Call Option   04033V9GU      100000    10000    SH         Sole         None      Sole
CALL/EXDS(EXFGA)
  @ 5
   EXP07/21/2001   Call Option   3020889GA       37500     5000    SH         Sole         None      Sole
CALL/LVLT(HGYGD)
   @ 20
   EXP07/21/2001   Call Option   52729N9GD       43750     3500    SH         Sole         None      Sole
CALL/RFMD(RFZHF)
  @ 30
  EXP08/18/2001    Call Option   7499419HF      405600     1560    SH         Sole         None      Sole
CENTILLIUM
  COMMUNICATIONS
  INC              Common        152319109     1442342    58300    SH         Sole         None      Sole
CENTRINITY INC     Common        15640B109       98339    37210    SH         Sole         None      Sole
CHARTER
  COMMUNICATIONS,
  INC              Class A       16117M107     6113030   261800    SH         Sole         None      Sole




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

CLEAR CHANNEL
  COMMUNICATIONS   Common        184502102     6514530   103900    SH         Sole         None      Sole
COREL CORP         Common        21868Q109      745142   267076    SH         Sole         None      Sole
COSINE
  COMMUNICATIONS
  INC              Common        221222102       56000    25000    SH         Sole         None      Sole
C-PHONE CORP       Common        12616P105         660    22000    SH         Sole         None      Sole
DSL.NET INC        Common        262506108      147600   180000    SH         Sole         None      Sole
E.SPIRE
  COMMUNICATIONS
  INC              Common        269153102       11960   115000    SH         Sole         None      Sole
EMC CORPORATION
  MASS             Common        268648102     6338475   216700    SH         Sole         None      Sole
ENTERCOM COMMS.
  CORP             Class A       293639100     2294508    42800    SH         Sole         None      Sole
EXAR CORPORATION   Common        300645108     1590680    80500    SH         Sole         None      Sole
FINISAR
  CORPORATION      Common        31787A101     1760590    94250    SH         Sole         None      Sole
FOCAL
  COMMUNICATIONS
  CORP             Common        344155106      305148   129300    SH         Sole         None      Sole
FRANCE TELECOM
  S.A.             Ordinary      5176177       2008255    42000    SH         Sole         None      Sole
FREEMARKETS, INC.  Common        356602102     3192000   159600    SH         Sole         None      Sole
GENERAL MOTORS
  CORPORATION      Class H       370442832     5404826   259100    SH         Sole         None      Sole
GLOBAL CROSSING
  LTD              Common        G3921A100     1592352   184300    SH         Sole         None      Sole
GLOBALSTAR TELE-
  OMMUNICATION     Common        G3930H104       68760   208364    SH         Sole         None      Sole
HANDSPRING INC     Common        410293104      677600    88000    SH         Sole         None      Sole
HIGHWAVE OPTICAL
  TECHNOLOGIES     Common        5986882         33525     4300    SH         Sole         None      Sole
INFOSPACE INC      Common        45678T102      542208   141200    SH         Sole         None      Sole
INTERACTIVE DATA
  CORPORATION      Common        45840J107       63000     7000    SH         Sole         None      Sole
INTERNET AMERICA
  INC              Common        46058Y109       15000    25000    SH         Sole         None      Sole
JB OXFORD HOLDINGS
  INC              Common        466107109       22620    13000    SH         Sole         None      Sole
JUNO ONLINE
  SERVICES INC     Common        482048105      281590   194200    SH         Sole         None      Sole
LAMAR ADVERTISING
  CO               Class A       512815101     4228400    96100    SH         Sole         None      Sole
LEAP WIRELESS
  INTL INC         Common        521863100     4590450   151500    SH         Sole         None      Sole
LEVEL 3
  COMMUNICATIONS
  INC              Common        52729N100      603900   110000    SH         Sole         None      Sole




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

LINEAR TECHNOLOGY
  CORP             Common        535678106     3550866    80300    SH         Sole         None      Sole
MCDATA CORP        Class B       580031102      218400    10000    SH         Sole         None      Sole
MICRON TECHNOLOGY
  INC              Common        595112103     4549770   110700    SH         Sole         None      Sole
NEON COMMUNICATIONS
  INC              Common        640506101      318045    45500    SH         Sole         None      Sole
NETWORK ACCESS
  SOLUTIONS        Common        64120S109       55056   177600    SH         Sole         None      Sole
NETWORK PLUS CORP  Common        64122D506      878582   324200    SH         Sole         None      Sole
NETZERO INC.       Common        64122R109      221676   263900    SH         Sole         None      Sole
NOKIA CORP
  SPON ADR         ADR           654902204     4781945   215500    SH         Sole         None      Sole
NOVELLUS SYSTEMS
  INC              Common        670008101     4974804    87600    SH         Sole         None      Sole
OPLINK
  COMMUNICATIONS
  INC              Common        68375Q106      427500   114000    SH         Sole         None      Sole
ORACLE
  CORPORATION      Common        68389X105    10051000   529000    SH         Sole         None      Sole
OTTO SEAT-PAGINE
  GIALLE SPA       Ordinary      5843642       1919333  1860000    SH         Sole         None      Sole
PEAPOD INC         Common        704718105       14000    14000    SH         Sole         None      Sole
PEGASUS
  COMMUNICATIONS
  CORP             Class A       705904100      225000    10000    SH         Sole         None      Sole
PEREGRINE SYSTEMS
  INC              Common        71366Q101    10570500   364500    SH         Sole         None      Sole
PERLE SYSTEMS LTD  Common        714152105        8800    10000    SH         Sole         None      Sole
PMC-SIERRA INC     Common        69344F106     3183122   102450    SH         Sole         None      Sole
PUT/PRGN(GQPSD)
  @ 20
  EXP07/21/2001    Put Option    71366Q9SD       25200     1440    SH         Sole         None      Sole
RCN CORP           Common        749361101     3780963   688700    SH         Sole         None      Sole
RIVERSTONE
NETWORKS INC       Common        769320102     1103895    55500    SH         Sole         None      Sole
ROGERS
  COMMUNICATIONS
  INC              Class B       775109200     5837295   385300    SH         Sole         None      Sole
SONUS NETWORKS
  INC              Common        835916107      233600    10000    SH         Sole         None      Sole
STORAGENETWORKS
  INC              Common        86211E103      866490    51000    SH         Sole         None      Sole
TELIGENT, INC.     Class A       87959Y103       26809   141100    SH         Sole         None      Sole
TERADYNE INC       Common        880770102      455000    13000    SH         Sole         None      Sole
TRANSMETA CORP
  DEL              Common        89376R109       55800    10000    SH         Sole         None      Sole
VIACOM INC         Class B       925524308     5552775   107300    SH         Sole         None      Sole
VIATEL INC         Common        925529208       18495   205500    SH         Sole         None      Sole




                                6




VODAFONE GROUP
  PLC              ADR           92857W100     3028425   135500    SH         Sole         None      Sole
WESTERN WIRELESS
  CORP.            Class A       95988E204     4257000    99000    SH         Sole         None      Sole
WESTWOOD ONE INC   Common        961815107     2959055    80300    SH         Sole         None      Sole
WINSTAR
  COMMUNICATIONS
  INC              Common        975515107       36131   645200    SH         Sole         None      Sole
WORLD ACCESS
  INC (NEW)        Common        98141A101        9996   178500    SH         Sole         None      Sole
XO COMMUN, INC.    Class A       983764101      257280   134000    SH         Sole         None      Sole
                                             150422630







02984001.AA2
































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